RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Estimated financial effect of contingent liabilities	$ 355	$ 287